CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	June 30,	December 31,
	2024	2023
	Unaudited

Denominated in U.S. dollars	706	1,218
Denominated in NIS	6,474	6,270
Denominated in Euro	1,697	1,790

	8,877	9,278